Condensed Financial Information Parent Company Only (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash in subsidiary bank	$ 5,815	$ 6,825
Cash in other banks	6,311	4,430
Securities available for sale	1,145	946
Investment in Bank	157,512	150,301
Investment in nonbank subsidiaries	26,054	27,993
Other assets1	5,709	6,984
Total assets	202,546	197,479
Liabilities:
Junior subordinated debentures 1	51,547	51,547
Other Liabilities 1	6,636	10,694
Total liabilities	58,183	62,241
Stockholders' Equity	144,363	135,238
Total liabilities and stockholders' equity	$ 202,546	$ 197,479